Intangible Assets - Changes in Carrying Value of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 8,927	$ 8,954	$ 9,011
Goodwill acquired	208		14
Disposal			(57)
Other	8	(27)	(14)
Goodwill, Ending Balance	9,143	8,927	8,954
Wholesale Banking and Commercial Real Estate [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,605	1,605	1,605
Goodwill acquired
Disposal
Other
Goodwill, Ending Balance	1,605	1,605	1,605
Consumer and Small Business Banking [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,514	3,535	3,526
Goodwill acquired			9
Disposal
Other		(21)
Goodwill, Ending Balance	3,514	3,514	3,535
Wealth Management and Securities Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,463	1,463	1,515
Goodwill acquired	65		5
Disposal			(57)
Other
Goodwill, Ending Balance	1,528	1,463	1,463
Payment Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2,345	2,351	2,365
Goodwill acquired	143
Disposal
Other	8	(6)	(14)
Goodwill, Ending Balance	2,496	2,345	2,351
Treasury and Corporate Support [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance
Goodwill acquired
Disposal
Other
Goodwill, Ending Balance